SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Current tax				$ 322	$ 2,509
Deferred tax
Income tax expense				$ 322	$ 2,509